Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Discovery Fund))	0 Months Ended
Jan. 27, 2012
Russell 2000 Growth Index
Average Annual Return:
1 Year	(2.91%)
5 Years	2.09%
10 Years	4.48%
S&P 500 Index
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
Russell 2000 Index
Average Annual Return:
1 Year	(4.18%)
5 Years	0.15%
10 Years	5.62%
Class A
Average Annual Return:
1 Year	(4.37%)
5 Years	3.74%
10 Years	3.42%
Inception Date	Sep. 11, 1986
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(5.13%)
5 Years	3.49%
10 Years	3.30%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	(1.75%)
5 Years	3.20%
10 Years	2.96%
Class B
Average Annual Return:
1 Year	(4.06%)
5 Years	3.81%
10 Years	3.55%
Inception Date	Apr. 04, 1994
Class C
Average Annual Return:
1 Year	(0.27%)
5 Years	4.15%
10 Years	3.22%
Inception Date	Oct. 02, 1995
Class N
Average Annual Return:
1 Year	0.24%
5 Years	4.68%
10 Years	3.75%
Inception Date	Mar. 01, 2001
Class Y
Average Annual Return:
1 Year	1.90%
5 Years	5.33%
10 Years	4.36%
Inception Date	Jun. 01, 1994